Summary of Changes in Operating Assets and Liabilities Explanatory (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Trade and other receivables	$ (255)	$ (547)	$ 220	$ 103
Inventory		1	(206)	(39)
Prepaid expenses and other current assets	(1,471)	408	(759)	315
Payables and accrued liabilities	(40)	(430)	119	(315)
Taxes payable				(129)
Deferred revenues	1,001	3	1,008	1,230
Employee future benefits	(97)	(74)	(118)	(157)
Changes in operating assets and liabilities	$ (862)	$ (639)	$ 264	$ 1,008